INVESTMENTS (AVAILABLE-FOR-SALE SECURITIES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fixed maturity securities, fair value	$ 1,451	$ 1,109
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in one year or less, Amortized Cost	19
Due in years two through five, Amortized Cost	228
Due in years six through ten, Amortized Cost	798
Due after ten years, Amortized Cost	364
Subtotal	1,409
Debt Maturities, Amortized Cost Basis	1,425
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less, Fair Value	19
Due in years two through five, Fair Value	235
Due in years six through ten, Fair Value	813
Due after ten years, Fair Value	368
Subtotal	1,435
Available For Sale Securities, Debt Maturities, Fair Value	1,451
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	325	49	$ 19
Gross gains on sales	10	1	0
Gross losses on sales	(7)	0	0
Total OTTI	0	(3)	(1)
Credit losses recognized in net income (loss)	0	(3)	(1)
Fixed Maturities - Credit Loss Impairments
Balance at January 1,	(32)	(42)
Previously recognized impairments on securities that matured, paid, prepaid or sold	28	13
Impairments recognized this period on securities not previously impaired	0	(3)
Balances at December 31,	(4)	(32)	$ (42)
Public corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	888	819
Gross Unrealized Gains	21	16
Gross Unrealized Losses	2	8
Fixed maturity securities, fair value	907	827
OTTI in AOCI	0	0
Private corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	284	205
Gross Unrealized Gains	8	5
Gross Unrealized Losses	1	2
Fixed maturity securities, fair value	291	208
OTTI in AOCI	0	0
U.S. Treasury, government and agency
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	232	36
Gross Unrealized Gains	1	0
Gross Unrealized Losses	1	1
Fixed maturity securities, fair value	232	35
OTTI in AOCI	0	0
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5	6
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fixed maturity securities, fair value	5	6
OTTI in AOCI	0	0
Commercial mortgage-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	24
Gross Unrealized Gains	0	7
Gross Unrealized Losses	0	7
Fixed maturity securities, fair value	0	24
OTTI in AOCI	0	1
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
AFS without a single maturity date, amortized cost	12
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
AFS without a single maturity date, Fair Value	12
Residential mortgage-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fixed maturity securities, fair value	0
OTTI in AOCI
Asset-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fixed maturity securities, fair value	12
OTTI in AOCI
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4	9
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fixed maturity securities, fair value	4	9
OTTI in AOCI	0	0
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
AFS without a single maturity date, amortized cost	4
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
AFS without a single maturity date, Fair Value	4
Fixed Maturities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,425	1,099
Gross Unrealized Gains	30	28
Gross Unrealized Losses	4	18
Fixed maturity securities, fair value	1,451	1,109
OTTI in AOCI	0	1
Fixed Maturities - Credit Loss Impairments
Unrealized investment gains (losses)	26	10
With OTTI loss | Fixed Maturities
Fixed Maturities - Credit Loss Impairments
Unrealized investment gains (losses)	0	4
All other | Fixed Maturities
Fixed Maturities - Credit Loss Impairments
Unrealized investment gains (losses)	$ 26	$ 6